TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - 12 months ended Dec. 31, 2017 - Tax contingencies R$ in Thousands	BRL (R$) claim	item	BRL (R$)
IPI credit on inputs
Contingencies
Estimated financial effect of contingent liabilities			R$ 309,581
Non-approval of compensation of credits on inputs
Contingencies
Estimated financial effect of contingent liabilities			438,843
Social security contributions
Contingencies
Estimated financial effect of contingent liabilities			76,866
Other Taxes
Contingencies
Estimated financial effect of contingent liabilities			370,175
Goodwill Deductibility
Contingencies
Estimated financial effect of contingent liabilities			364,370
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Credit rights and rate differences
Contingencies
Estimated financial effect of contingent liabilities			443,137
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities			4,963,398
Number of proceedings | claim	4
Gerdau Acos Longos S.A. | Withholding Income Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities			122,029
Gerdau Acos Longos S.A. | Goodwill Deductibility
Contingencies
Amount of liability insurance policy permitted to be used as judicial guarantee	R$ 3,195,379
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities			600,101
Number of proceedings | claim	2
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal Dismissed
Contingencies
Estimated financial effect of contingent liabilities			123,172
Number of proceedings	1	2
Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities			1,488,989
Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | Corporate Income Tax and Social Contribution Tax | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities			171,608
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities			1,317,381
Number of proceedings | claim	2
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Voluntary Appeal Partially Granted
Contingencies
Estimated financial effect of contingent liabilities			365,645
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Voluntary Appeal Referred For Judicial Collections
Contingencies
Estimated financial effect of contingent liabilities			951,736
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities			6,217,810
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Voluntary Appeal Dismissed
Contingencies
Estimated financial effect of contingent liabilities			R$ 531,138